Note 13. Income Taxes	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Text Block]
13.	INCOME TAXES

The provision for federal income taxes for the years ended December 31 consist of:

	2011	2010	2009
Current payable	$496,672	$788,813	$818,542
Deferred	108,124	(275,750)	16,901
Total provision	$604,796	$513,063	$835,443

The following is a reconciliation between the Company’s provision for federal income taxes and the amount of income taxes computed at the 34% statutory rate in effect for all years presented.

	2011		2010		2009
	Amount	% of Pre-Tax Income	Amount	% of Pre-Tax Income	Amount	% of Pre- Tax Income
Provision at statutory rate	$1,183,000	34.0%	$1,187,463	34.0%	$1,349,934	34.0%
Tax exempt income	(602,656)	(17.3)	(675,888)	(19.4)	(567,467)	(14.3)
Non-deductible interest Expense	28,573	0.8	40,853	1.2	42,271	1.1
Other, net	(4,121)	(0.1)	(39,365)	(1.1)	10,705	0.3
Tax expense and effective rate	$604,796	17.4%	$513,063	14.7%	$835,443	21.1%

The tax effects of deductible and taxable temporary differences that gave rise to significant portions of the net deferred tax assets and liabilities at December 31 are as follows:

	2011	2010
Deferred Tax Assets:
Allowance for loan losses	$575,428	$708,277
Net unrealized loss on securities	--	202,942
Other	166,189	327,745
Deferred tax asset	741,617	1,238,964
Deferred Tax Liabilities:
Premise and equipment	230,333	233,102
Stock dividends	243,814	243,814
Net unrealized gain on securities	49,686	--
Other, net	4,128	6,423
Deferred tax liabilities	$527,961	$483,339
Net deferred tax assets	$213,656	$755,625

No valuation allowance was established at December 31, 2011 in view of certain tax strategies coupled with the anticipated future taxable income as evidenced by the company’s earnings potential.